Additional information - condensed financial statements of the Company - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	¥ 683,699	¥ 623,713	¥ 423,771
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	2,253	9,405	16,281
Share of income from subsidiaries	147	(2,147)	441
Change in the fair value of derivatives	(48,845)	(44,033)	(84,484)
Exchange income	(54,907)	(11,274)	(850)
Changes in operating assets and liabilities:
Decrease in other current assets	(134,856)	257,846	(167,030)
Net cash provided by operating activities	1,019,699	1,257,545	526,169
Cash flows from investing activities:
Net cash used in investing activities	(3,085,890)	(1,103,188)	(1,372,766)
Cash flows from financing activities:
Proceeds from exercise of stock options		1,196	2,171
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747
Net cash provided by financing activities	1,706,364	563,465	877,269
Effect of exchange rate changes on cash and cash equivalents	45,935	10,463	4,597
Net increase/(decrease) in cash and cash equivalents	(313,892)	728,285	35,269
Cash and cash equivalents at the beginning of the year	2,883,294	2,155,009	2,119,740
Cash and cash equivalents at the end of the year	2,569,402	2,883,294	2,155,009
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net income	683,699	623,713	423,771
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	420	3,681	4,985
Share of income from subsidiaries	(449,078)	(509,243)	(380,263)
Change in the fair value of derivatives	(70,882)	(39,593)	(74,014)
Exchange income	(168,270)	(150,686)	(11,636)
Changes in operating assets and liabilities:
Decrease in other current assets		2,257	1,374
(Decrease)/increase in other payables to subsidiaries and employees	(6,374)	10	(1,424)
Increase in accrued and other liabilities	141	18,690	7,843
Net cash provided by operating activities	(10,344)	(51,171)	(29,364)
Cash flows from investing activities:
Loans repayment by subsidiaries	(9,416)	(37,206)	(244,772)
Net cash used in investing activities	9,416	37,206	244,772
Cash flows from financing activities:
Proceeds from exercise of stock options		1,196	2,171
Proceeds from short-term loan from subsidiaries		125,050
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747
Repurchase of ADS		(139,753)
Repayment of long-term loan from subsidiaries		(1,583)	(509,571)
Net cash provided by financing activities		(15,090)	(220,653)
Effect of exchange rate changes on cash and cash equivalents	23	902	175
Net increase/(decrease) in cash and cash equivalents	(905)	(28,153)	(5,070)
Cash and cash equivalents at the beginning of the year	1,070	29,223	34,293
Cash and cash equivalents at the end of the year	¥ 165	¥ 1,070	¥ 29,223